Schedule I - Crestwood Equity Partners LP - Parent Only - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ 58.9	$ 134.3	$ 346.1	$ 440.7	$ 283.0
Cash flows from investing activities	(12.3)	(60.3)	867.2	(212.7)	(483.0)
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	4,261.8	2,823.9
Principal payments on long-term debt	(1,143.7)	(286.2)	(2,536.3)	(4,113.0)	(2,696.0)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(1.9)
Distributions paid to partners	(41.8)	(95.6)	(219.8)	(171.5)	(102.5)
Change in intercompany balances	(0.1)	(0.1)	0.0	(1.3)	(0.7)
Net cash provided by (used in) financing activities	(47.2)	(73.4)	(1,212.2)	(236.3)	203.6
Net change in cash	(0.6)	0.6	1.1	(8.3)	3.6
Cash at beginning of period	1.6	0.5	0.5	8.8	5.2
Cash at end of period	1.0	1.1	1.6	0.5	8.8
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities			(3.5)	(14.7)	(25.3)
Cash flows from investing activities			227.6	593.8	170.8
Proceeds from the issuance of long-term debt			0.0	771.7	734.0
Principal payments on long-term debt			(0.2)	(1,152.1)	(746.2)
Payments for debt-related deferred costs			0.0	0.0	(1.8)
Distributions paid to partners			(219.8)	(171.5)	(102.5)
Change in intercompany balances			(4.2)	(30.5)	(25.4)
Net cash provided by (used in) financing activities			(224.2)	(582.4)	(141.9)
Net change in cash			(0.1)	(3.3)	3.6
Cash at beginning of period	$ 0.3	$ 0.4	0.4	3.7	0.1
Cash at end of period			$ 0.3	$ 0.4	$ 3.7